Document And Entity Information	12 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	Global Mofy Metaverse Limited
Document Type	POS AM
Amendment Flag	true
Amendment Description	Explanatory NoteOn December 26, 2023, the Registrant filed a registration statement on Form F-1 (Registration No. 333-276277), which was subsequently declared effective by the Securities and Exchange Commission on December 28, 2023 (“Registration Statement”).This Post-Effective Amendment is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended, to update the Registration Statement to include the audited consolidated financial statements and the notes thereto for the fiscal years ended September 30, 2023 and 2022, and certain other information in such Registration Statement.No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of such Registration Statement.
Entity Central Index Key	0001913749
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9